SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 25, 2010	Apr. 25, 2010	Jan. 24, 2010	Oct. 30, 2011 segment	Oct. 31, 2010	Oct. 25, 2009
SEGMENT REPORTING
Number of reportable business segments									5
Operating profit and other financial information
Sales to Unaffiliated Customers									$ 7,895,089	$ 7,220,719	$ 6,533,671
Intersegment Sales										0	0
Net sales	2,103,898	1,910,592	1,959,041	1,921,558	2,063,039	1,730,451	1,699,782	1,727,447	7,895,089	7,220,719	6,533,671
Segment Operating Profit									773,275	682,734	571,726
Net interest and investment expense (income)									23,448	22,024	8,432
General corporate expense									35,992	40,348	38,312
Noncontrolling interest									5,001	4,189	3,165
Earnings before income taxes									718,836	624,551	528,147
Assets	4,244,391				4,053,918				4,244,391	4,053,918	3,692,055
Additions to Property Plant and Equipment									96,911	89,823	96,961
Depreciation and Amortization									124,165	125,591	127,138
Total
Operating profit and other financial information
Intersegment Sales									139,096	120,532	104,472
Grocery Products
Operating profit and other financial information
Sales to Unaffiliated Customers									1,064,558	1,040,455	924,682
Net sales									1,064,558	1,040,455	924,682
Segment Operating Profit									162,556	155,922	162,531
Assets	670,398				591,082				670,398	591,082	445,340
Additions to Property Plant and Equipment									10,910	27,018	51,438
Depreciation and Amortization									15,597	15,084	15,232
Refrigerated Foods
Operating profit and other financial information
Sales to Unaffiliated Customers									4,189,224	3,818,788	3,436,242
Intersegment Sales									14,101	9,152	7,236
Net sales									4,203,325	3,827,940	3,443,478
Segment Operating Profit									292,624	276,315	226,171
Assets	1,177,588				1,173,540				1,177,588	1,173,540	1,098,133
Additions to Property Plant and Equipment									45,244	38,417	28,303
Depreciation and Amortization									65,689	64,051	62,317
Jennie-O Turkey Store
Operating profit and other financial information
Sales to Unaffiliated Customers									1,467,222	1,310,412	1,227,709
Intersegment Sales									124,868	111,262	97,064
Net sales									1,592,090	1,421,674	1,324,773
Segment Operating Profit									204,940	143,644	86,909
Assets	805,459				760,566				805,459	760,566	728,049
Additions to Property Plant and Equipment									29,507	15,986	11,247
Depreciation and Amortization									25,379	26,898	27,280
Specialty Foods
Operating profit and other financial information
Sales to Unaffiliated Customers									835,584	782,958	708,730
Intersegment Sales									127	118	172
Net sales									835,711	783,076	708,902
Segment Operating Profit									76,905	80,727	68,484
Assets	475,289				432,820				475,289	432,820	449,558
Additions to Property Plant and Equipment									3,470	1,807	2,922
Depreciation and Amortization									9,817	11,831	14,082
All Other.
Operating profit and other financial information
Sales to Unaffiliated Customers									338,501	268,106	236,308
Net sales									338,501	268,106	236,308
Segment Operating Profit									36,250	26,126	27,631
Assets	196,957				178,642				196,957	178,642	163,611
Additions to Property Plant and Equipment									1,145	788	732
Depreciation and Amortization									1,387	1,305	1,204
Corporate
Operating profit and other financial information
Assets	918,700				917,268				918,700	917,268	807,364
Additions to Property Plant and Equipment									6,635	5,807	2,319
Depreciation and Amortization									6,296	6,422	7,023
Intersegment elimination
Operating profit and other financial information
Intersegment Sales									(139,096)	(120,532)	(104,472)
Net sales									$ (139,096)	$ (120,532)	$ (104,472)
Precept Foods, LLC
Operating profit and other financial information
Ownership percentage held by entity in joint venture (as a percent)									50.01%